Commitments and Contingencies (Details) - USD ($)							3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 02, 2021	Mar. 10, 2021	Mar. 08, 2021	Mar. 05, 2021	Mar. 02, 2021	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2021	Jun. 27, 2021	Jun. 28, 2020
Commitments and Contingencies (Details) [Line Items]
Rent expenses									$ 33,128	$ 18,652
Incurred operating lease rent expense									58,114	61,700
Capital lease liability									374,639	361,737
Capital lease current liabilities									41	31
Capital lease amount									284,077	290,389
Accumulated amortization									34,609	21,855
Capital lease asset									12,870	$ 12,326
Isos Acquisition Corporation [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount percentage				2.00%		2.00%
Underwriting discount				$ 4,500,000		$ 4,500,000
Underwriters over-allotment exercised (in Shares)						5,175,000
Underwriting agreement description						Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Proposed Public Offering upon the completion of the Company’s initial Business Combination.		Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $7,875,000, upon the completion of the Company’s initial Business Combination.
Forward purchase agreement, description						In connection with the consummation of this offering, we entered into a forward purchase agreement with affiliates of Apollo, which we refer to herein as the forward purchaser, that will provide for the purchase of units at $10.00 per unit in a private placement to occur concurrently with the closing of our initial business combination. The forward purchase agreement provides that the forward purchaser will purchase units in a minimum amount equal to 25% of the units sold in this offering, up to 7,500,000 units, for an aggregate purchase price of up to $75,000,000.		In connection with the consummation of the IPO, the Company entered into a forward purchase agreement (the “Original FPA”) with affiliates of Apollo (the “forward purchasers”) that provided for the purchase of units at $10.00 per unit in a private placement to occur concurrently with the closing of the initial Business Combination. The Original FPA provided that the forward purchasers would purchase units in a minimum amount equal to 25% of the units sold in the IPO, up to 7,500,000 units, for an aggregate purchase price of up to $75,000,000.
Over-allotment option to purchase units (in Shares)			2,983,700
Underwriting fees		$ 1,044,295	$ 1,641,037				$ 8,919,295	$ 8,919,295
Closing payment			596,742
Deferred underwriting fees			$ 1,044,295
Issued and sold shares (in Shares)	10,000,000
Aggregate gross purchase price	$ 100,000,000
Operating lease [Member]
Commitments and Contingencies (Details) [Line Items]
Lease agreements									$ 10,402
Interest rate									3.00%
Over-Allotment Option [Member] | Isos Acquisition Corporation [Member]
Commitments and Contingencies (Details) [Line Items]
Maximum purchase of additional units (in Shares)					3,375,000	3,375,000